UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2013 Semi-Annual Report to Shareholders

April 30, 2013

PowerShares Active U.S. Real Estate Fund (PSR)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

Table of Contents

Fees and Expenses	2
Actively Managed Funds
Schedules of Investments
PowerShares Active U.S. Real Estate Fund (PSR)	3
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)	5
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares S&P 500® Downside Hedged Portfolio	25
Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	27

Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2013.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Active U.S. Real Estate Fund (PSR) Actual	$1,000.00	$1,171.10	0.80%	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
PowerShares S&P 500(a) Downside Hedged Portfolio (PHDG) (2) Actual	$1,000.00	$1,062.60	0.39%	$1.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2013. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 4, 2012 (Commencement of Investment Operations) to April 30, 2013. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 148/365. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

Portfolio Composition

PowerShares Active U.S. Real Estate Fund (PSR)

Property Type and Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Diversified	21.8
Health Care	15.8
Apartments	15.6
Regional Malls	15.2
Office Property	10.5
Shopping Centers	7.3
Hotels	6.8
Storage	3.3
Warehouse/Industrial	1.8
Single Tenant	1.8
Money Market Fund	0.1
Other assets less liabilities	0.0

Schedule of Investments

PowerShares Active U.S. Real Estate Fund (PSR)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts—99.9%
	Apartments—15.6%
14,238	Apartment Investment & Management Co., Class A	$442,944
14,340	AvalonBay Communities, Inc.	1,907,794
11,147	Camden Property Trust	806,374
11,751	Colonial Properties Trust	272,741
3,178	Home Properties, Inc.	204,854
5,637	Mid-America Apartment Communities, Inc.	387,431
42,594	UDR, Inc.	1,046,960
		5,069,098
	Diversified—21.8%
16,523	American Tower Corp.	1,387,767
7,322	Digital Realty Trust, Inc.	516,347
32,729	Duke Realty Corp.	577,340
2,079	DuPont Fabros Technology, Inc.	52,266
6,202	EPR Properties	350,661
13,774	Liberty Property Trust	592,144
6,095	Plum Creek Timber Co., Inc.	314,136
17,251	Vornado Realty Trust	1,510,498
8,789	Washington REIT	251,014
49,473	Weyerhaeuser Co.	1,509,421
		7,061,594
	Health Care—15.8%
9,640	HCP, Inc.	513,812
19,044	Health Care REIT, Inc.	1,427,729
11,630	Healthcare Realty Trust, Inc.	349,133
7,952	LTC Properties, Inc.	369,768
17,916	Medical Properties Trust, Inc.	288,268
14,944	OMEGA Healthcare Investors, Inc.	491,209
Number of Shares		Value
	Real Estate Investment Trusts (Continued)
29,634	Senior Housing Properties Trust	$842,495
10,651	Ventas, Inc.	848,139
		5,130,553
	Hotels—6.8%
5,283	Chesapeake Lodging Trust	124,996
26,025	DiamondRock Hospitality Co.	259,730
12,788	Hersha Hospitality Trust	76,472
69,757	Host Hotels & Resorts, Inc.	1,274,460
12,730	LaSalle Hotel Properties	330,089
17,421	Strategic Hotels & Resorts, Inc.(a)	140,587
		2,206,334
	Office Property—10.5%
8,493	Alexandria Real Estate Equities, Inc.	618,036
20,513	BioMed Realty Trust, Inc.	461,748
13,430	Brandywine Realty Trust	200,510
10,773	Corporate Office Properties Trust	312,309
13,964	Douglas Emmett, Inc.	365,438
5,465	Government Properties Income Trust	142,363
10,472	Highwoods Properties, Inc.	429,666
11,709	Mack-Cali Realty Corp.	325,159
26,385	Piedmont Office Realty Trust, Inc., Class A	541,420
		3,396,649
	Regional Malls—15.2%
14,730	CBL & Associates Properties, Inc.	355,582
25,466	Macerich Co. (The)	1,783,894
15,759	Simon Property Group, Inc.	2,806,205
		4,945,681

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active U.S. Real Estate Fund (PSR)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts (Continued)
	Shopping Centers—7.3%
41,311	DDR Corp.	$757,644
7,893	Equity One, Inc.	201,192
36,774	Kimco Realty Corp.	874,486
16,115	Weingarten Realty Investors	549,038
		2,382,360
	Single Tenant—1.8%
14,675	National Retail Properties, Inc.	582,304
	Storage—3.3%
6,547	Public Storage	1,080,255
	Warehouse/Industrial—1.8%
35,557	DCT Industrial Trust, Inc.	278,411
7,574	Prologis, Inc.	317,729
		596,140
	Total Real Estate Investment Trusts (Cost $29,817,224)	32,450,968
	Money Market Fund—0.1%
22,594	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $22,594)	22,594
	Total Investments (Cost $29,839,818)—100.0%	32,473,562
	Other assets less liabilities—0.0%	5,479
	Net Assets—100.0%	$32,479,041

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Information Technology	15.5
Financials	13.9
Health Care	11.1
Consumer Discretionary	10.2
Consumer Staples	9.6
Money Market Fund	9.2
Energy	9.2
Industrials	8.5
Utilities	3.2
Materials	2.9
Telecommunication Services	2.7
Other assets less liabilities	4.0

Schedule of Investments

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—86.8%
	Consumer Discretionary—10.2%
93	Abercrombie & Fitch Co., Class A	$4,609
439	Amazon.com, Inc.(a)	111,423
121	Apollo Group, Inc., Class A(a)	2,223
46	AutoNation, Inc.(a)	2,094
45	AutoZone, Inc.(a)	18,409
272	Bed Bath & Beyond, Inc.(a)	18,714
318	Best Buy Co., Inc.	8,265
138	BorgWarner, Inc.(a)	10,788
257	Cablevision Systems Corp., Class A	3,819
272	CarMax, Inc.(a)	12,523
542	Carnival Corp. (Panama)	18,704
705	CBS Corp., Class B	32,275
33	Chipotle Mexican Grill, Inc.(a)	11,985
335	Coach, Inc.	19,718
3,193	Comcast Corp., Class A	131,871
333	D.R. Horton, Inc.	8,685
153	Darden Restaurants, Inc.	7,899
350	Delphi Automotive PLC (Jersey Islands)	16,174
691	DIRECTV(a)	39,083
299	Discovery Communications, Inc., Class A(a)	23,567
318	Dollar General Corp.(a)	16,565
273	Dollar Tree, Inc.(a)	12,984
118	Expedia, Inc.	6,589
119	Family Dollar Stores, Inc.	7,303
4,745	Ford Motor Co.	65,054
62	Fossil, Inc.(a)	6,084
149	GameStop Corp., Class A	5,200
283	Gannett Co., Inc.	5,705
361	Gap, Inc. (The)	13,714
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
134	Garmin Ltd. (Switzerland)	$4,701
182	Genuine Parts Co.	13,892
300	Goodyear Tire & Rubber Co. (The)(a)	3,749
331	H&R Block, Inc.	9,182
273	Harley-Davidson, Inc.	14,920
78	Harman International Industries, Inc.	3,487
138	Hasbro, Inc.	6,537
1,804	Home Depot, Inc. (The)	132,323
317	International Game Technology	5,373
505	Interpublic Group of Cos., Inc. (The)	6,989
167	J.C. Penney Co., Inc.	2,742
825	Johnson Controls, Inc.	28,883
257	Kohl's Corp.	12,094
288	L Brands, Inc.	14,518
168	Leggett & Platt, Inc.	5,416
197	Lennar Corp., Class A	8,120
1,337	Lowe's Cos., Inc.	51,368
481	Macy's, Inc.	21,453
289	Marriott International, Inc., Class A	12,444
420	Mattel, Inc.	19,177
1,217	McDonald's Corp.	124,304
63	Netflix, Inc.(a)	13,612
348	Newell Rubbermaid, Inc.	9,166
2,414	News Corp., Class A	74,762
872	NIKE, Inc., Class B	55,459
182	Nordstrom, Inc.	10,299
318	Omnicom Group, Inc.	19,007
137	O'Reilly Automotive, Inc.(a)	14,703
134	PetSmart, Inc.	9,144
60	priceline.com, Inc.(a)	41,759

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
407	PulteGroup, Inc.(a)	$8,543
95	PVH Corp.	10,964
75	Ralph Lauren Corp.	13,619
271	Ross Stores, Inc.	17,905
106	Scripps Networks Interactive, Inc., Class A	7,058
814	Staples, Inc.	10,777
902	Starbucks Corp.	54,878
229	Starwood Hotels & Resorts Worldwide, Inc.	14,775
790	Target Corp.	55,742
148	Tiffany & Co.	10,905
360	Time Warner Cable, Inc.	33,800
1,136	Time Warner, Inc.	67,910
883	TJX Cos., Inc. (The)	43,064
135	TripAdvisor, Inc.(a)	7,098
135	Urban Outfitters, Inc.(a)	5,594
106	VF Corp.	18,891
549	Viacom, Inc., Class B	35,131
2,188	Walt Disney Co. (The)	137,494
2	Washington Post Co. (The), Class B	887
92	Whirlpool Corp.	10,514
168	Wyndham Worldwide Corp.	10,093
93	Wynn Resorts Ltd.	12,769
547	Yum! Brands, Inc.	37,262
		2,017,282
	Consumer Staples—9.6%
2,431	Altria Group, Inc.	88,756
793	Archer-Daniels-Midland Co.	26,914
527	Avon Products, Inc.	12,205
195	Beam, Inc.	12,618
182	Brown-Forman Corp., Class B	12,831
212	Campbell Soup Co.	9,839
160	Clorox Co. (The)	13,800
4,638	Coca-Cola Co. (The)	196,327
319	Coca-Cola Enterprises, Inc.	11,685
530	Colgate-Palmolive Co.	63,287
496	ConAgra Foods, Inc.	17,543
182	Constellation Brands, Inc., Class A(a)	8,982
526	Costco Wholesale Corp.	57,034
1,484	CVS Caremark Corp.	86,339
226	Dean Foods Co.(a)	4,326
244	Dr Pepper Snapple Group, Inc.	11,914
288	Estee Lauder Cos., Inc. (The), Class A	19,973
778	General Mills, Inc.	39,227
386	H.J. Heinz Co.	27,954
181	Hershey Co. (The)	16,138
165	Hormel Foods Corp.	6,810
134	J.M. Smucker Co. (The)	13,833
301	Kellogg Co.	19,577
467	Kimberly-Clark Corp.	48,190
720	Kraft Foods Group, Inc.	37,073
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
629	Kroger Co. (The)	$21,625
456	Lorillard, Inc.	19,558
164	McCormick & Co., Inc.	11,798
243	Mead Johnson Nutrition Co.	19,705
193	Molson Coors Brewing Co., Class B	9,959
2,155	Mondelez International, Inc., Class A	67,775
170	Monster Beverage Corp.(a)	9,588
1,867	PepsiCo, Inc.	153,971
1,989	Philip Morris International, Inc.	190,128
3,304	Procter & Gamble Co. (The)	253,648
393	Reynolds American, Inc.	18,636
288	Safeway, Inc.	6,486
709	Sysco Corp.	24,716
347	Tyson Foods, Inc., Class A	8,547
1,042	Walgreen Co.	51,589
2,026	Wal-Mart Stores, Inc.	157,461
210	Whole Foods Market, Inc.	18,547
		1,906,912
	Energy—9.2%
600	Anadarko Petroleum Corp.	50,856
475	Apache Corp.	35,093
534	Baker Hughes, Inc.	24,238
256	Cabot Oil & Gas Corp.	17,421
301	Cameron International Corp.(a)	18,527
632	Chesapeake Energy Corp.	12,349
2,350	Chevron Corp.	286,723
1,482	ConocoPhillips	89,587
273	CONSOL Energy, Inc.	9,184
447	Denbury Resources, Inc.(a)	7,997
462	Devon Energy Corp.	25,438
88	Diamond Offshore Drilling, Inc.	6,081
285	Ensco PLC, Class A (United Kingdom)	16,439
332	EOG Resources, Inc.	40,225
181	EQT Corp.	13,597
5,417	Exxon Mobil Corp.	482,059
287	FMC Technologies, Inc.(a)	15,584
1,130	Halliburton Co.	48,330
133	Helmerich & Payne, Inc.	7,796
361	Hess Corp.	26,057
768	Kinder Morgan, Inc.	30,029
853	Marathon Oil Corp.	27,868
404	Marathon Petroleum Corp.	31,657
214	Murphy Oil Corp.	13,287
347	Nabors Industries Ltd. (Bermuda)	5,132
517	National Oilwell Varco, Inc.	33,719
165	Newfield Exploration Co.(a)	3,595
302	Noble Corp. (Switzerland)	11,325
213	Noble Energy, Inc.	24,131
974	Occidental Petroleum Corp.	86,939
329	Peabody Energy Corp.	6,600

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
748	Phillips 66	$45,591
161	Pioneer Natural Resources Co.	19,679
213	QEP Resources, Inc.	6,115
197	Range Resources Corp.	14,483
151	Rowan Cos. PLC, Class A(a)	4,912
1,607	Schlumberger Ltd.	119,609
423	Southwestern Energy Co.(a)	15,829
812	Spectra Energy Corp.	25,602
168	Tesoro Corp.	8,971
672	Valero Energy Corp.	27,095
823	Williams Cos., Inc. (The)	31,381
241	WPX Energy, Inc.(a)	3,767
		1,830,897
	Financials—13.9%
415	ACE Ltd.	36,993
560	Aflac, Inc.	30,486
572	Allstate Corp. (The)	28,177
1,159	American Express Co.	79,287
1,784	American International Group, Inc.(a)	73,893
478	American Tower Corp. REIT	40,147
243	Ameriprise Financial, Inc.	18,111
381	Aon PLC (United Kingdom)	22,993
179	Apartment Investment & Management Co., Class A REIT	5,569
93	Assurant, Inc.	4,421
137	AvalonBay Communities, Inc. REIT	18,227
13,082	Bank of America Corp.	161,039
1,406	Bank of New York Mellon Corp. (The)	39,677
849	BB&T Corp.	26,124
2,208	Berkshire Hathaway, Inc., Class B(a)	234,755
151	BlackRock, Inc.	40,242
182	Boston Properties, Inc. REIT	19,916
708	Capital One Financial Corp.	40,908
373	CBRE Group, Inc., Class A(a)	9,034
1,324	Charles Schwab Corp. (The)	22,455
317	Chubb Corp. (The)	27,918
180	Cincinnati Financial Corp.	8,804
3,671	Citigroup, Inc.	171,289
375	CME Group, Inc.	22,823
228	Comerica, Inc.	8,265
595	Discover Financial Services	26,025
315	E*TRADE Financial Corp.(a)	3,241
391	Equity Residential REIT	22,701
1,053	Fifth Third Bancorp	17,933
290	First Horizon National Corp.	3,016
167	Franklin Resources, Inc.	25,828
601	Genworth Financial, Inc., Class A(a)	6,028
525	Goldman Sachs Group, Inc. (The)	76,687
527	Hartford Financial Services Group, Inc. (The)	14,803
551	HCP, Inc. REIT	29,368
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
316	Health Care REIT, Inc.	$23,691
875	Host Hotels & Resorts, Inc. REIT	15,986
573	Hudson City Bancorp, Inc.	4,762
1,017	Huntington Bancshares, Inc.	7,292
90	IntercontinentalExchange, Inc.(a)	14,664
530	Invesco Ltd.(b)	16,822
4,629	JPMorgan Chase & Co.	226,867
1,120	KeyCorp	11,166
497	Kimco Realty Corp. REIT	11,819
138	Legg Mason, Inc.	4,397
359	Leucadia National Corp.	11,090
333	Lincoln National Corp.	11,325
377	Loews Corp.	16,841
150	M&T Bank Corp.	15,030
662	Marsh & McLennan Cos., Inc.	25,163
343	McGraw-Hill Cos., Inc. (The)	18,560
1,324	MetLife, Inc.	51,623
239	Moody's Corp.	14,543
1,663	Morgan Stanley	36,835
138	NASDAQ OMX Group, Inc. (The)	4,068
258	Northern Trust Corp.	13,911
299	NYSE Euronext	11,604
411	People's United Financial, Inc.	5,409
196	Plum Creek Timber Co., Inc. REIT	10,102
639	PNC Financial Services Group, Inc.	43,375
333	Principal Financial Group, Inc.	12,021
677	Progressive Corp. (The)	17,121
559	Prologis, Inc. REIT	23,450
559	Prudential Financial, Inc.	33,775
170	Public Storage REIT	28,050
1,706	Regions Financial Corp.	14,484
380	Simon Property Group, Inc. REIT	67,667
546	SLM Corp.	11,275
551	State Street Corp.	32,217
649	SunTrust Banks, Inc.	18,983
309	T. Rowe Price Group, Inc.	22,403
118	Torchmark Corp.	7,324
462	Travelers Cos., Inc. (The)	39,459
2,252	U.S. Bancorp	74,947
322	Unum Group	8,981
356	Ventas, Inc. REIT	28,348
209	Vornado Realty Trust REIT	18,300
5,931	Wells Fargo & Co.	225,259
661	Weyerhaeuser Co. REIT	20,167
352	XL Group PLC (Ireland)	10,961
225	Zions Bancorp.	5,540
		2,764,860

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—11.1%
1,901	Abbott Laboratories	$70,185
1,911	AbbVie, Inc.	88,002
153	Actavis, Inc.(a)	16,177
396	Aetna, Inc.	22,746
423	Agilent Technologies, Inc.	17,529
237	Alexion Pharmaceuticals, Inc.(a)	23,226
376	Allergan, Inc.	42,695
275	AmerisourceBergen Corp.	14,883
907	Amgen, Inc.	94,518
657	Baxter International, Inc.	45,905
229	Becton, Dickinson and Co.	21,595
281	Biogen Idec, Inc.(a)	61,519
1,637	Boston Scientific Corp.(a)	12,261
1,984	Bristol-Myers Squibb Co.	78,805
91	C.R. Bard, Inc.	9,042
407	Cardinal Health, Inc.	17,998
271	CareFusion Corp.(a)	9,062
504	Celgene Corp.(a)	59,507
179	Cerner Corp.(a)	17,322
347	Cigna Corp.	22,961
165	Coventry Health Care, Inc.(a)	8,176
575	Covidien PLC (Ireland)	36,708
104	DaVita HealthCare Partners, Inc.(a)	12,340
168	DENTSPLY International, Inc.	7,115
137	Edwards Lifesciences Corp.(a)	8,739
1,205	Eli Lilly & Co.	66,733
994	Express Scripts Holding Co.(a)	59,014
286	Forest Laboratories, Inc.(a)	10,699
1,839	Gilead Sciences, Inc.(a)	93,127
198	Hospira, Inc.(a)	6,558
194	Humana, Inc.	14,377
46	Intuitive Surgical, Inc.(a)	22,645
3,382	Johnson & Johnson	288,248
118	Laboratory Corp. of America Holdings(a)	11,017
210	Life Technologies Corp.(a)	15,475
276	McKesson Corp.	29,206
1,219	Medtronic, Inc.	56,903
3,658	Merck & Co., Inc.	171,926
475	Mylan, Inc.(a)	13,827
104	Patterson Cos., Inc.	3,947
137	PerkinElmer, Inc.	4,199
106	Perrigo Co.	12,657
8,691	Pfizer, Inc.	252,647
195	Quest Diagnostics, Inc.	10,984
107	Regeneron Pharmaceuticals, Inc.(a)	23,020
343	St. Jude Medical, Inc.	14,138
348	Stryker Corp.	22,822
122	Tenet Healthcare Corp.(a)	5,534
433	Thermo Fisher Scientific, Inc.	34,934
1,236	UnitedHealth Group, Inc.	74,073
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
135	Varian Medical Systems, Inc.(a)	$8,794
106	Waters Corp.(a)	9,794
366	WellPoint, Inc.	26,689
200	Zimmer Holdings, Inc.	15,290
		2,198,293
	Industrials—8.5%
769	3M Co.	80,522
285	ADT Corp. (The)(a)	12,437
121	Avery Dennison Corp.	5,016
823	Boeing Co. (The)	75,230
196	C.H. Robinson Worldwide, Inc.	11,641
795	Caterpillar, Inc.	67,313
122	Cintas Corp.	5,474
1,232	CSX Corp.	30,295
213	Cummins, Inc.	22,661
701	Danaher Corp.	42,719
467	Deere & Co.	41,703
207	Dover Corp.	14,279
47	Dun & Bradstreet Corp. (The)	4,157
571	Eaton Corp. PLC (Ireland)	35,065
875	Emerson Electric Co.	48,571
149	Equifax, Inc.	9,119
255	Expeditors International of Washington, Inc.	9,162
330	Fastenal Co.	16,187
359	FedEx Corp.	33,750
60	Flowserve Corp.	9,487
198	Fluor Corp.	11,282
399	General Dynamics Corp.	29,510
12,572	General Electric Co.	280,230
943	Honeywell International, Inc.	69,348
506	Illinois Tool Works, Inc.	32,667
333	Ingersoll-Rand PLC (Ireland)	17,915
197	Iron Mountain, Inc.	7,458
163	Jacobs Engineering Group, Inc.(a)	8,228
133	Joy Global, Inc.	7,517
107	L-3 Communications Holdings, Inc.	8,694
327	Lockheed Martin Corp.	32,402
436	Masco Corp.	8,476
384	Norfolk Southern Corp.	29,729
289	Northrop Grumman Corp.	21,889
423	PACCAR, Inc.	21,057
135	Pall Corp.	9,006
181	Parker Hannifin Corp.	16,031
245	Pentair Ltd. (Switzerland)	13,316
242	Pitney Bowes, Inc.	3,308
174	Precision Castparts Corp.	33,285
257	Quanta Services, Inc.(a)	7,062
393	Raytheon Co.	24,122
362	Republic Services, Inc.	12,337
168	Robert Half International, Inc.	5,514

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
167	Rockwell Automation, Inc.	$14,158
168	Rockwell Collins, Inc.	10,571
120	Roper Industries, Inc.	14,358
61	Ryder System, Inc.	3,542
74	Snap-On, Inc.	6,379
880	Southwest Airlines Co.	12,056
191	Stanley Black & Decker, Inc.	14,289
105	Stericycle, Inc.(a)	11,374
324	Textron, Inc.	8,343
559	Tyco International Ltd. (Switzerland)	17,955
565	Union Pacific Corp.	83,597
869	United Parcel Service, Inc., Class B	74,595
1,019	United Technologies Corp.	93,025
74	W.W. Grainger, Inc.	18,239
528	Waste Management, Inc.	21,637
226	Xylem, Inc.	6,272
		1,695,561
	Information Technology—15.5%
777	Accenture PLC, Class A (Ireland)	63,279
602	Adobe Systems, Inc.(a)	27,138
737	Advanced Micro Devices, Inc.(a)	2,078
213	Akamai Technologies, Inc.(a)	9,353
391	Altera Corp.	12,516
195	Amphenol Corp., Class A	14,726
369	Analog Devices, Inc.	16,232
1,135	Apple, Inc.	502,521
1,446	Applied Materials, Inc.	20,982
272	Autodesk, Inc.(a)	10,711
590	Automatic Data Processing, Inc.	39,731
161	BMC Software, Inc.(a)	7,322
632	Broadcom Corp., Class A	22,752
407	CA, Inc.	10,977
6,449	Cisco Systems, Inc.	134,913
226	Citrix Systems, Inc.(a)	14,050
363	Cognizant Technology Solutions Corp., Class A(a)	23,522
182	Computer Sciences Corp.	8,527
1,782	Corning, Inc.	25,839
1,764	Dell, Inc.(a)	23,638
1,414	eBay, Inc.(a)	74,080
363	Electronic Arts, Inc.(a)	6,392
2,541	EMC Corp.(a)	56,995
93	F5 Networks, Inc.(a)	7,108
356	Fidelity National Information Services, Inc.	14,970
74	First Solar, Inc.(a)	3,445
164	Fiserv, Inc.(a)	14,942
170	FLIR Systems, Inc.	4,133
326	Google, Inc., Class A(a)	268,810
137	Harris Corp.	6,329
2,356	Hewlett-Packard Co.	48,534
5,979	Intel Corp.	143,197
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,264	International Business Machines Corp.	$256,011
336	Intuit, Inc.	20,039
227	Jabil Circuit, Inc.	4,041
286	JDS Uniphase Corp.(a)	3,861
619	Juniper Networks, Inc.(a)	10,244
197	KLA-Tencor Corp.	10,687
193	Lam Research Corp.(a)	8,921
284	Linear Technology Corp.	10,366
665	LSI Corp.(a)	4,349
129	MasterCard, Inc., Class A	71,328
239	Microchip Technology, Inc.	8,704
1,234	Micron Technology, Inc.(a)	11,624
9,121	Microsoft Corp.	301,905
167	Molex, Inc.	4,604
333	Motorola Solutions, Inc.	19,048
436	NetApp, Inc.(a)	15,212
754	NVIDIA Corp.	10,383
4,464	Oracle Corp.	146,330
392	Paychex, Inc.	14,273
2,073	QUALCOMM, Inc.	127,738
239	Red Hat, Inc.(a)	11,455
346	SAIC, Inc.	5,169
669	Salesforce.com, Inc.(a)	27,503
287	SanDisk Corp.(a)	15,050
386	Seagate Technology PLC (Ireland)	14,166
831	Symantec Corp.(a)	20,193
513	TE Connectivity Ltd. (Switzerland)	22,341
198	Teradata Corp.(a)	10,112
227	Teradyne, Inc.(a)	3,732
1,335	Texas Instruments, Inc.	48,340
196	Total System Services, Inc.	4,630
182	Verisign, Inc.(a)	8,385
627	Visa, Inc., Class A	105,624
258	Western Digital Corp.	14,262
690	Western Union Co.	10,219
1,481	Xerox Corp.	12,707
317	Xilinx, Inc.	12,018
1,170	Yahoo!, Inc.(a)	28,934
		3,074,250
	Materials—2.9%
246	Air Products & Chemicals, Inc.	21,392
88	Airgas, Inc.	8,505
1,294	Alcoa, Inc.	10,999
134	Allegheny Technologies, Inc.	3,615
183	Ball Corp.	8,074
123	Bemis Co., Inc.	4,840
76	CF Industries Holdings, Inc.	14,175
178	Cliffs Natural Resources, Inc.	3,799
1,455	Dow Chemical Co. (The)	49,339
1,126	E.I. du Pont de Nemours & Co.	61,378

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
183	Eastman Chemical Co.	$12,197
318	Ecolab, Inc.	26,909
166	FMC Corp.	10,076
1,144	Freeport-McMoRan Copper & Gold, Inc.	34,812
103	International Flavors & Fragrances, Inc.	7,951
535	International Paper Co.	25,134
457	LyondellBasell Industries NV, Class A (Netherlands)	27,740
212	MeadWestvaco Corp.	7,310
646	Monsanto Co.	69,006
333	Mosaic Co. (The)	20,509
603	Newmont Mining Corp.	19,537
389	Nucor Corp.	16,968
198	Owens-Illinois, Inc.(a)	5,203
178	PPG Industries, Inc.	26,191
361	Praxair, Inc.	41,262
239	Sealed Air Corp.	5,287
105	Sherwin-Williams Co. (The)	19,227
149	Sigma-Aldrich Corp.	11,725
179	United States Steel Corp.	3,186
153	Vulcan Materials Co.	7,632
		583,978
	Telecommunication Services—2.7%
6,639	AT&T, Inc.	248,697
753	CenturyLink, Inc.	28,290
354	Crown Castle International Corp.(a)	27,258
1,207	Frontier Communications Corp.	5,021
3,644	Sprint Nextel Corp.(a)	25,690
3,453	Verizon Communications, Inc.	186,151
709	Windstream Corp.	6,041
		527,148
	Utilities—3.2%
752	AES Corp. (The)	10,423
148	AGL Resources, Inc.	6,490
288	Ameren Corp.	10,440
584	American Electric Power Co., Inc.	30,035
513	CenterPoint Energy, Inc.	12,661
318	CMS Energy Corp.	9,521
359	Consolidated Edison, Inc.	22,850
694	Dominion Resources, Inc.	42,806
210	DTE Energy Co.	15,305
853	Duke Energy Corp.	64,146
393	Edison International	21,143
213	Entergy Corp.	15,172
1,032	Exelon Corp.	38,710
511	FirstEnergy Corp.	23,813
92	Integrys Energy Group, Inc.	5,664
508	NextEra Energy, Inc.	41,671
377	NiSource, Inc.	11,585
377	Northeast Utilities	17,089
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
392	NRG Energy, Inc.	$10,925
253	ONEOK, Inc.	12,994
283	Pepco Holdings, Inc.	6,396
529	PG&E Corp.	25,625
135	Pinnacle West Capital Corp.	8,221
708	PPL Corp.	23,633
617	Public Service Enterprise Group, Inc.	22,588
164	SCANA Corp.	8,889
272	Sempra Energy	22,535
1,052	Southern Co. (The)	50,738
242	TECO Energy, Inc.	4,629
273	Wisconsin Energy Corp.	12,269
588	Xcel Energy, Inc.	18,693
		627,659
	Total Common Stocks and Other Equity Interests (Cost $15,847,884)	17,226,840
	Money Market Fund—9.2%
1,832,824	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $1,832,824)	1,832,824
	Total Investments (Cost $17,680,708)—96.0%	19,059,664
	Other assets less liabilities—4.0%	792,788
	Net Assets—100.0%	$19,852,452

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2013
(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
ASSETS:
Unaffiliated investments, at value	$32,473,562	$19,042,842
Affiliated investments, at value	—	16,822
Total investments, at value	32,473,562	19,059,664
Cash	—	219,388
Cash collateral for futures contracts	—	612,000
Receivables:
Shares sold	9,650,139	—
Investments sold	—	4,637
Dividends and interest	19,740	14,977
Foreign tax reclaims	—	11
Total Assets	42,143,441	19,910,677
LIABILITIES:
Payables:
Investments purchased	9,650,124	23,021
Variation margin	—	29,213
Accrued unitary management fees	14,276	5,991
Total Liabilities	9,664,400	58,225
NET ASSETS	$32,479,041	$19,852,452
NET ASSETS CONSIST OF:
Shares of beneficial interest	$28,866,884	$19,145,357
Undistributed net investment income	90,348	19,805
Undistributed net realized gain (loss)	888,065	(677,377)
Net unrealized appreciation	2,633,744	1,364,667
Net Assets	$32,479,041	$19,852,452
Shares outstanding (unlimited amount authorized, $0.01 par value)	500,000	750,001
Net asset value	$64.96	$26.47
Market price	$64.94	$26.48
Unaffiliated investments, at cost	$29,839,818	$17,666,559
Affiliated investments, at cost	$—	$14,149
Total investments, at cost	$29,839,818	$17,680,708

See Notes to Financial Statements.

Statements of Operations

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
	Six Months Ended April 30, 2013 (Unaudited)	For the Period December 4, 2012(a) Through April 30, 2013 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$264,263	$95,891
Affiliated dividend income	—	81
Foreign withholding tax	—	(33)
Total Income	264,263	95,939
EXPENSES:
Unitary management fees	74,254	20,695
Net Investment Income	190,009	75,244
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(17,545)	(15,364)
Futures contracts	—	(662,013)
In-kind redemptions	1,142,213	—
Net realized gain (loss)	1,124,668	(677,377)
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,639,798	1,378,956
Futures contracts	—	(14,289)
Net change in unrealized appreciation	1,639,798	1,364,667
Net realized and unrealized gain	2,764,466	687,290
Net increase in net assets resulting from operations	$2,954,475	$762,534

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

Statements of Changes in Net Assets

	PowerShares Active U.S. Real Estate Fund (PSR)		PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	For the Period December 4, 2012(a) Through April 30, 2013 (Unaudited)
OPERATIONS:
Net investment income	$190,009	$330,258	$75,244
Net realized gain (loss)	1,124,668	2,269,079	(677,377)
Net change in unrealized appreciation	1,639,798	455,905	1,364,667
Net increase in net assets resulting from operations	2,954,475	3,055,242	762,534
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(162,189)	(356,550)	(55,439)
Net realized gains	—	(32,040)	—
Total distributions to shareholders	(162,189)	(388,590)	(55,439)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	21,632,267	29,145,692	19,144,792
Value of shares repurchased	(14,339,549)	(27,029,873)	—
Transaction fees	—	—	565
Net increase in net assets resulting from shares transactions	7,292,718	2,115,819	19,145,357
Increase in Net Assets	10,085,004	4,782,471	19,852,452
NET ASSETS:
Beginning of period	22,394,037	17,611,566	—
End of period	$32,479,041	$22,394,037	$19,852,452
Undistributed net investment income at end of period	$90,348	$62,528	$19,805
CHANGES IN SHARES OUTSTANDING:
Shares sold	350,000	550,000	750,001
Shares repurchased	(250,000)	(500,000)	—
Shares outstanding, beginning of period	400,000	350,000	—
Shares outstanding, end of period	500,000	400,000	750,001

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

Financial Highlights

PowerShares Active U.S. Real Estate Fund (PSR)

	Six-Months Ended April 30, 2013		Year Ended October 31,			For the Period November 19, 2008(a) through
	(Unaudited)		2012	2011	2010	October 31, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$55.99		$50.32	$45.42	$33.01	$21.66
Net investment income(b)	0.60		0.77	0.54	1.07	0.72
Net realized and unrealized gain on investments	8.91		5.82	5.15	12.06	11.21
Total from investment operations	9.51		6.59	5.69	13.13	11.93
Distribution to shareholders from:
Net investment income	(0.54)		(0.84)	(0.79)	(0.72)	(0.58)
Capital gains	—		(0.08)	—	—	—
Total distributions	(0.54)		(0.92)	(0.79)	(0.72)	(0.58)
Net asset value at end of period	$64.96		$55.99	$50.32	$45.42	$33.01
Market price at end of period(c)	$64.94		$55.94	$50.36	$45.42	$33.05
NET ASSET VALUE, TOTAL RETURN(d)	17.11%		13.22%	12.77%	40.16%	55.56	%(e)
MARKET PRICE TOTAL RETURN(d)	17.18%		13.03%	12.86%	39.98%	55.70	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$32,479		$22,394	$17,612	$20,438	$8,253
Ratio to average net assets of:
Expenses	0.80	%(f)	0.80%	0.80%	0.80%	0.80	%(f)
Net investment income	2.05	%(f)	1.42%	1.10%	2.65%	2.83	%(f)
Portfolio turnover rate(g)	43%		33%	37%	20%	46%

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

	For the Period December 4, 2012(a) through April 30, 2013 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.14
Net realized and unrealized gain on investments	1.42
Total from investment operations	1.56
Distribution to shareholders from:
Net investment income	(0.09)
Transaction fees(b)	0.00	(h)
Net asset value at end of period	$26.47
Market price at end of period(c)	$26.48
NET ASSET VALUE, TOTAL RETURN(d)	6.26	%(i)
MARKET PRICE TOTAL RETURN(d)	6.30	%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,852
Ratio to average net assets of:
Expenses	0.39	%(f)
Net investment income	1.42	%(f)
Portfolio turnover rate(g)	15%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask price.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (November 20, 2008, the first day of trading on the Exchange) to October 31, 2009 was 67.47%. The market price total return from Fund Inception to October 31, 2009 was 68.71%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  Amount represents less than $0.005.

(i)  The net asset value total return from Fund Inception (December 6, 2012, the first day of trading on the Exchange) to April 30, 2013 was 5.76%. The market price total return from Fund Inception to April 30, 2013 was 5.75%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2013
(Unaudited)

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust") was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2013, the Trust offered two portfolios:

Full Name	Short Name
PowerShares Active U.S. Real Estate Fund (PSR)	"Active U.S. Real Estate Fund"
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)	"S&P 500® Downside Hedged Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units for Active U.S. Real Estate Fund are issued and redeemed generally in-kind for a basket of securities, and with respect to S&P 500® Downside Hedged Portfolio, Creation Units are issued and redeemed partially in-kind and partially for cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for Active U.S. Real Estate Fund is high total return through growth of capital and current income. The investment objective for S&P 500® Downside Hedged Portfolio is to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2013
(Unaudited)

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2013
(Unaudited)

market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Equity Risk. The Funds invest in equity securities. Equity risk is the risk that the value of the securities that a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Funds' portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. For Active U.S. Real Estate Fund, in following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, a Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund's NAV.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Management Risk. Active U.S. Real Estate Fund is subject to management risk because it is an actively managed portfolio. In managing the Funds' portfolio securities, the Fund's sub-adviser, Invesco Advisers, Inc., applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Cash Transaction Risk. For S&P 500® Downside Hedged Portfolio, unlike most ETFs, the Fund currently effects creations and redemptions partially for cash and partially in-kind, rather than primary in-kind, because of the nature of the Fund's investments. As such, investments in the Shares may be less tax-efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

VIX Index Risk. For S&P 500® Downside Hedged Portfolio, the Chicago Board Options Exchange ("CBOE") can make methodological changes to the calculation of the Chicago Board Options Exchange Volatility Index ("VIX Index") that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of your investment. Additionally, the CBOE may alter, discontinue or suspend

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2013
(Unaudited)

calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of your investment.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers (as defined below) and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2013
(Unaudited)

G. Futures Contracts

S&P 500® Downside Hedged Portfolio may enter into U.S. listed futures contracts on the VIX Index and U.S. listed futures contracts on the S&P 500® Index to simulate full investment in the S&P 500® Dynamic VEQTOR Index, to facilitate trading or to reduce transaction costs. A futures contract is an agreement between two parties to purchase or sell a specified underlying security or index for a specified price at a future date. The Fund will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As the futures contracts on the VIX Index or an E-Mini S&P 500 Futures approach expiration, they may be replaced by similar contracts that have a later expiration for the S&P 500® Downside Hedged Portfolio. This process is referred to as "rolling". If the market for these contracts is in "contango," meaning that the prices of future contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to "roll" the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in "contango" markets, resulting in a roll cost, which could adversely affect the value of the Shares. At any given time, the Fund may invest in ETFs and exchange-traded notes that are listed on a U.S. Securities exchange and that provide exposure to the VIX Index which may not correspond identically to the direction of the VIX Index. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs, providing certain clerical, bookkeeping and other administrative services and for Active U.S. Real Estate Fund, oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively the "Sub-Advisers"), all of which are affiliates of the Adviser. As compensation for the Adviser's services, each Fund has agreed to pay the Adviser an annual unitary management fee, and the Adviser has agreed to pay for substantially all expenses of the Funds, including for Active U.S. Real Estate Fund, payments to the Sub-Advisers and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any,

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2013
(Unaudited)

brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active U.S. Real Estate Fund	0.80%
S&P 500® Downside Hedged Portfolio	0.39%

The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Adviser for the Active U.S. Real Estate Fund. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at 40% of the Adviser's compensation of the sub-advised assets.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a subsidiary of Invesco Ltd. and therefore Invesco Ltd. is considered to be affiliated with the S&P 500® Downside Hedged Portfolio. The table below shows transactions in, and earnings from, the Fund's investments in Invesco Ltd. for the period ended April 30, 2013.

S&P 500® Downside Hedged Portfolio

	Value December 4, 2012(a)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2013	Dividend Income
Invesco Ltd.	$—	$15,630	$(1,504)	$2,673	$23	$16,822	$81

(a) Commencement of Investment Operations.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2013
(Unaudited)

for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The depreciation on futures contracts held in S&P 500® Downside Hedged Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Derivative Investments

Each Fund has implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the S&P 500® Downside Hedged Portfolio's derivative instruments, detailed by primary risk exposure, held as of April 30, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Equity contract risk
Futures contracts(a)	$23,697	$(37,986)

(a) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the period ended April 30, 2013

The table below summarizes the S&P 500® Downside Hedged Portfolio's gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts*
Realized Gain (Loss)
Equity contract risk	$(662,013)
Change in Unrealized Appreciation (Depreciation)
Equity contract risk	(14,289)
Total	$(676,302)

* The average value of outstanding futures during the period was $1,879,648.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2013
(Unaudited)

Open Futures Contracts
S&P 500® Downside Hedged Portfolio Contracts	Number of Contracts	Expiration Date/Commitment	Value	Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Bond Spread Futures	70	May-2013/Long	$1,011,500	$(16,318)
U.S. 10 Year Bond Spread Futures	57	June-2013/Long	877,800	(21,668)
Three Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	9	June-2013/Long	716,490	23,697
			$2,605,790	$(14,289)

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

	Post-effective no expiration
	Short-term	Long-term	Total*
Active U.S. Real Estate Fund	$166,586	$—	$166,586

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required be the Internal Revenue Code.

Note 8. Investment Transactions

For the period ended April 30, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Active U.S. Real Estate Fund	$8,822,247	$9,131,292
S&P 500® Downside Hedged Portfolio	4,371,398	1,909,892

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2013
(Unaudited)

For the period ended April 30, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Active U.S. Real Estate Fund	$21,632,092	$13,960,794
S&P 500® Downside Hedged Portfolio	13,383,566	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Active U.S. Real Estate Fund	$29,909,835	$2,563,727	$2,660,555	$(96,828)
S&P 500® Downside Hedged Portfolio	17,680,708	1,378,956	1,508,185	(129,229)

Note 9. Trustees' Fees

The Funds compensate each Independent Trustee. The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an "interested person" (the "Non-Independent Trustee") of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate Fund, such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. For the S&P 500® Downside Hedged Portfolio, Creation Units are issued and redeemed partially for cash and partially in-kind which may decrease the tax efficiency of the Fund compared to ETFs that utilize an entirely in-kind redemptions process. Cash may be substituted equivalent to the value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Each Fund may issue Shares in advance of receipt of a basket of securities ("Deposit Securities") subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2013
(Unaudited)

105% of the market value of the missing Deposit Securities. In accordance with each Fund's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in a Fund's Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares S&P 500® Downside Hedged Portfolio

At a meeting held on September 13, 2012, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares S&P 500® Downside Hedged Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, information describing the Adviser's current organization and staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's proposed advisory fee, as compared to information compiled from Lipper Inc. databases on the average and median net expense ratios of comparable ETF peers, as well as the average and median net expense ratios of the Fund's Lipper peer group, which includes ETF and non-ETF funds. The Trustees also noted the information compiled by the Adviser from Lipper Inc. databases on the advisory fees and net expense ratios of various types of ETFs and open-end actively managed funds that they had received in connection with the 2012 contract renewal process for other ETFs for which the Adviser serves as investment adviser. The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund except brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The Trustees noted that the Fund's proposed unitary advisory fee generally was lower than the average and median advisory fees and net expense ratios of the ETFs in its ETF universe and lower than the average and median advisory fees and net expense ratios of the Fund's Lipper peer group. The Trustees considered the Fund's proposed advisory fee in light of the higher administrative, operational and

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares S&P 500® Downside Hedged Portfolio (Continued)

management oversight costs. The Trustees also noted that the Fund's licensing fee was payable out of the unitary fee to be charged to the Fund. The Board concluded that the unitary advisory fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the costs of services for the Fund and the fees to be paid by the Adviser. The Trustees considered information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the cost of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 18, 2013, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the continuation of the following agreements on behalf of PowerShares Active U.S. Real Estate Fund and PowerShares S&P 500® Downside Hedged Portfolio (each, a "Fund" and together, the "Funds"):

•  the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for each Fund; and

•  the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Active U.S. Real Estate Fund (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds.

The Trustees also reviewed information on the performance of PowerShares Active U.S. Real Estate Fund and its benchmark index for the one-year, three-year and since-inception (November 20, 2008) periods ended December 31, 2012 and such Fund's Lipper peer group ranking (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year and since-inception periods ended December 31, 2012. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period and ranked in the 1st quartile of its Lipper peer group for the one-year and three-year periods and in the 2nd quartile of its Lipper peer group for the since-inception period.

The Trustees noted that PowerShares S&P 500® Downside Hedged Portfolio is a new Fund and does not have one full year of performance. The Trustees reviewed information on the performance of the Fund and its benchmark index for the period since the Fund's inception (December 6, 2012) through January 31, 2013. Based on the information provided, the Board noted that the Fund underperformed its benchmark for that short period.

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

The Trustees considered the Adviser's explanation for the Funds' performance. The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent and the Sub-Advisers for PowerShares Active U.S. Real Estate Fund. They noted the significant amount of time and effort that had been devoted to structuring the Trust, obtaining the necessary exemptive relief from the Securities and Exchange Commission and arranging for service providers for the Funds. They noted that, unlike most of the other exchange-traded funds ("ETFs") for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable. The Trustees also noted that the Adviser is responsible for overseeing each Fund's operations and management, including trade execution.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's net expense ratio and unitary advisory fee, as compared to information prepared by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.80% for PowerShares Active U.S. Real Estate Fund and 0.39% for PowerShares S&P 500® Downside Hedged Portfolio, and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment objectives and strategies as the Funds. The Trustees noted that:

•  the advisory fee for PowerShares Active U.S. Real Estate Fund was higher than the median net expense ratios of its ETF peer funds and its open-end index peer funds, but lower than the median net expense ratio of its open-end actively-managed peer funds; and

•  the advisory fee for PowerShares S&P 500® Downside Hedged Portfolio was lower than the median net expense ratios of its ETF peer funds, its open-end index peer funds and its open-end actively-managed peer funds.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees reviewed the overall profitability of the Adviser and noted that the Adviser, to date, estimated that it had incurred a loss from its relationship with the Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Active U.S. Real Estate Fund at a meeting held on April 18, 2013. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Active U.S. Real Estate Fund's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Active U.S. Real Estate Fund under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Active U.S. Real Estate Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Advisers, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to PowerShares Active U.S. Real Estate Fund. The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to PowerShares Active U.S. Real Estate Fund was not unreasonable.

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Active U.S. Real Estate Fund, the Trustees considered the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Active U.S. Real Estate Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Active U.S. Real Estate Fund. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website: www.invescopowershares.com.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2013 Invesco PowerShares Capital Management LLC  P-PS-SAR-10

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                             Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Code of Ethics

Not required for a semi-annual report.

(a)(2)                  Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)                  Not Applicable.

(b)                                 Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 2, 2013

By:	/s/Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	July 2, 2013